Unaudited Consolidated Statements of Income and Comprehensive Income (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Revenues generated from sales:
Supply chain trading business	$ 66,249,853	$ 70,727,078
Revenues generated from services:
Small and Medium Enterprise financing solutions	57,956,690	44,822,386
Supply Chain financing solutions	2,737,265	2,498,446
Total revenue generated from services	60,693,955	47,320,832
TOTAL REVENUES	126,943,808	118,047,910
COST OF REVENUE:
Cost of revenue - services	(39,529,203)	(26,451,468)
Cost of revenue - sales	(67,342,086)	(69,854,217)
Business and sales related taxes	(231,103)	(165,506)
GROSS PROFIT	19,841,416	21,576,719
OPERATING EXPENSES:
Selling expenses	2,637,517	261,590
General and administrative expenses	5,489,580	5,177,548
Research and development expenses	351,200	834,195
Bad debt expenses	(235,377)
Total operating expenses	8,242,920	6,273,333
INCOME FROM OPERATIONS	11,598,496	15,303,386
OTHER INCOME (EXPENSE):
Interest and investment income	1,498,856	1,249,509
Other income, net	880,144	1,512,562
Total other income (expense), net	2,379,000	2,762,071
INCOME BEFORE PROVISION FOR INCOME TAXES	13,977,496	18,065,457
PROVISION FOR INCOME TAXES	2,610,535	3,414,449
NET INCOME FROM CONTINUING OPERATIONS	11,366,961	14,651,008
DISCONTINUED OPERATIONS:
(Loss) from discontinued operations, net of tax		(292,069)
NET (LOSS) FROM DISCONTINUED OPERATIONS, NET OF TAX		(292,069)
NET INCOME	11,366,961	14,358,939
Less: net income from continuing operations attributable to non-controlling interest	47,574	330,620
Less: net (loss) from discontinued operations attributable to non-controlling interest		(143,114)
NET INCOME ATTRIBUTABLE TO SHAREHOLDERS’	11,319,387	14,171,433
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation (loss) income	(8,175,831)	(8,182,987)
COMPREHENSIVE INCOME	3,143,556	5,988,446
Comprehensive (loss) attributable to non-controlling interests	(1,487)	6,658
COMPREHENSIVE INCOME ATTRIBUTABLE TO SHAREHOLDERS’	$ 3,142,069	$ 5,995,104
BASIC AND DILUTED EARNINGS (LOSS) PER COMMON SHARE:
Income from continuing operations (in Dollars per share)	$ 2.87	$ 3.67
(Loss) from discontinued operations (in Dollars per share)		(0.07)
TOTAL EARNINGS (LOSS) PER COMMON SHARE (in Dollars per share)	$ 2.87	$ 3.6
Weighted average number of shares outstanding-basic (in Shares)	3,943,288	3,991,263